Related Parties (Details) - Schedule of Transaction with Related Parties - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Related Parties [Abstract]
Sales to related parties	R (30,730)	R (20,139)	R (28,915)
Purchases from related parties	137,107	92,520	98,032
Rent paid to related parties	R 8,468	R 6,121	R 13,697